Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	ONDAS HOLDINGS INC.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Central Index Key	0001646188
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false